Income Taxes (Details)	12 Months Ended
Dec. 31, 2014
Income Taxes Details
Tax credit computed at the federal statutory rate	(34.00%)
State tax credit, net of federal tax benefit	(5.30%)
Fair value of derivative liabilities	36.40%
Other	2.50%
Effective rate	(0.50%)